Elfun Income Fund Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 96.8% †
U.S. Treasuries – 22.6%
U.S. Treasury Bonds
2.25%	08/15/46	$1,602,000	$1,642,801	(a	)
3.00%	08/15/48	8,855,700	10,531,364	(a	)
U.S. Treasury Notes
1.38%	12/15/19	8,355,800	8,346,987	(a	)
1.50%	11/30/19	7,563,800	7,557,891	(a	)
1.63%	02/15/26	11,496,000	11,501,389	(a	)
2.25%	03/31/20	4,600,000	4,608,266	(a	)
2.50%	01/31/24	6,934,600	7,203,316	(a	)
2.63%	02/15/29	2,138,000	2,314,385	(a	)
			53,706,399
Agency Mortgage Backed – 36.0%
Federal Home Loan Mortgage Corp.
3.00%	03/01/43	6,812,457	7,005,640	(a	)
4.05%	09/25/28	300,000	343,274	(a,b	)
4.50%	06/01/33 - 02/01/35	12,965	13,783	(a	)
5.00%	07/01/35	101,158	111,354	(a	)
5.50%	05/01/20 - 04/01/39	168,961	190,570	(a	)
6.00%	07/01/29 - 11/01/37	366,356	419,948	(a	)
6.50%	07/01/29	1,707	1,738	(a	)
7.00%	01/01/27 - 08/01/36	78,506	90,321	(a	)
7.50%	11/01/29 - 09/01/33	7,111	7,792	(a	)
8.00%	11/01/30	3,376	3,841	(a	)
Federal National Mortgage Assoc.
3.50%	08/01/45 - 07/01/47	9,202,357	9,670,123	(a	)
4.00%	01/01/41 - 10/01/47	5,612,566	5,899,895	(a	)
4.50%	02/01/20 - 02/01/40	818,975	887,620	(a	)
5.00%	07/01/20 - 05/01/39	252,619	278,227	(a	)
5.50%	06/01/20 - 01/01/39	632,174	711,885	(a	)
6.00%	02/01/20 - 05/01/41	1,367,233	1,567,412	(a	)
6.50%	05/01/21 - 08/01/36	76,451	83,946	(a	)
7.00%	10/01/32 - 02/01/34	8,957	9,703	(a	)
7.50%	12/01/26 - 03/01/33	39,913	44,852	(a	)
8.00%	06/01/24 - 10/01/31	11,424	12,518	(a	)
8.50%	04/01/30	2,320	2,806	(a	)
9.00%	12/01/22	816	844	(a	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47%	04/01/37	2,439	2,509	(a,b	)
Federal National Mortgage Assoc. TBA
2.50%	TBA	11,012,000	11,106,813	(c	)
3.00%	TBA	3,811,840	3,895,434	(c	)
3.50%	TBA	3,808,000	3,905,218	(c	)
4.00%	TBA	22,107,502	22,988,387	(c	)
4.50%	TBA	1,518,000	1,598,029	(c	)
Government National Mortgage Assoc.
3.00%	12/20/42	4,854,889	5,019,002	(a	)
4.00%	01/20/41 - 04/20/43	1,560,700	1,660,416	(a	)
4.50%	08/15/33 - 03/20/41	729,360	783,478	(a	)
5.00%	08/15/33	40,218	44,290	(a	)
6.00%	04/15/27 - 09/15/36	190,646	218,106	(a	)
6.50%	03/15/24 - 09/15/36	69,157	76,251	(a	)
7.00%	11/15/27 - 10/15/36	40,839	45,571	(a	)
7.50%	03/15/23 - 11/15/31	14,678	15,312	(a	)
8.00%	09/15/27 - 06/15/30	24,809	26,212	(a	)
9.00%	12/15/21	360	373	(a	)
4.00%	TBA	2,315,000	2,407,253	(c	)
4.50%	TBA	4,359,000	4,554,893	(c	)
			85,705,639
Agency Collateralized Mortgage Obligations – 1.0%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	852,970	2,243	(a,b,d	)
2.51%	07/25/29	745,000	766,770
3.77%	12/25/28	491,000	551,669	(a	)
4.06%	10/25/28	909,000	1,039,434	(a,b	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	231,752	10,670	(a,d	)
5.50%	06/15/33	35,608	6,763	(a,d	)

		Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.57%	08/15/25	$84,938	$3,732	(a,b,d	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	682	631	(a,e,f	)
8.00%	02/01/23 - 07/01/24	2,091	255	(a,d	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	45	44	(a,e,f	)
1.09%	12/25/42	189,817	6,910	(a,b,d	)
5.00%	02/25/40 - 09/25/40	118,063	13,310	(a,d	)
8.00%	05/25/22	1	6	(a,d	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.55%	07/25/38	38,401	5,540	(a,b,d	)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	36,658	31,785	(a,e,f	)
4.50%	08/25/35 - 01/25/36	74,477	11,871	(a,d	)
5.00%	03/25/38 - 05/25/38	40,616	6,925	(a,d	)
5.50%	12/25/33	11,629	2,355	(a,d	)
6.00%	01/25/35	43,207	8,672	(a,d	)
7.50%	11/25/23	4,478	465	(a,d	)
8.00%	08/25/23 - 07/25/24	3,946	503	(a,d	)
8.50%	07/25/22	523	35	(a,d	)
9.00%	05/25/22	416	25	(a,d	)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	63,201	1,811	(a,d	)
5.00%	09/20/38	10,788	104	(a,d	)
			2,472,528
Asset Backed – 3.2%
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR
2.26%	04/15/24	1,254,000	1,254,189	(b	)
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	1,123,065	1,124,149	(a	)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	603,000	604,470	(a	)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	1,264,000	1,296,154	(a	)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	528,000	533,704	(a	)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	333,000	339,107	(a,g	)
Chase Funding Trust 2004-1
4.99%	11/25/33	149,097	149,097	(a,h	)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	1,382,000	1,381,265	(a	)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/22/24	487,000	499,651	(a,g	)
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	385,000	388,925	(a	)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	135,000	137,474	(a,g	)
			7,708,185
Corporate Notes – 29.5%
3M Co.
3.13%	09/19/46	139,000	134,908
Abbott Laboratories
3.75%	11/30/26	28,000	30,475	(a	)
4.90%	11/30/46	96,000	123,707	(a	)
AbbVie Inc.
3.20%	05/14/26	70,000	71,217	(a	)
4.45%	05/14/46	80,000	82,760	(a	)
4.70%	05/14/45	31,000	33,139	(a	)
4.88%	11/14/48	23,000	25,372	(a	)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%	05/15/21	150,000	154,916	(a	)
Aetna Inc.
3.50%	11/15/24	68,000	70,863	(a	)
Aflac Inc.
4.00%	10/15/46	30,000	32,374	(a	)
Air Liquide Finance S.A.
2.25%	09/10/29	256,000	252,413	(g	)
Aircastle Ltd.
4.25%	06/15/26	159,000	163,158	(a	)

Elfun Income Fund Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Alcon Finance Corp.
2.75%	09/23/26	$286,000	$288,588	(g	)
3.00%	09/23/29	207,000	209,666	(g	)
3.80%	09/23/49	207,000	217,087	(g	)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	43,000	49,847	(a	)
Alibaba Group Holding Ltd.
4.00%	12/06/37	200,000	218,288	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	116,000	116,894	(a,g	)
Allegion PLC
3.50%	10/01/29	90,000	91,024
Allergan Finance LLC
3.25%	10/01/22	84,000	85,792	(a	)
4.63%	10/01/42	13,000	13,555	(a	)
Allergan Funding SCS
3.00%	03/12/20	179,000	179,460	(a	)
3.45%	03/15/22	68,000	69,701	(a	)
Allergan Sales LLC
5.00%	12/15/21	194,000	203,729	(a,g	)
Altria Group Inc.
2.95%	05/02/23	54,000	54,779	(a	)
3.80%	02/14/24	45,000	47,049	(a	)
4.25%	08/09/42	10,000	9,688	(a	)
4.50%	05/02/43	44,000	43,884	(a	)
4.80%	02/14/29	107,000	116,938	(a	)
5.95%	02/14/49	67,000	78,732	(a	)
Amazon.com Inc.
2.80%	08/22/24	39,000	40,551	(a	)
3.15%	08/22/27	34,000	36,146	(a	)
3.88%	08/22/37	32,000	36,768	(a	)
4.05%	08/22/47	35,000	42,100	(a	)
4.25%	08/22/57	46,000	57,190	(a	)
Ameren Corp.
2.50%	09/15/24	210,000	211,205
3.65%	02/15/26	47,000	49,433	(a	)
America Movil SAB de C.V.
3.13%	07/16/22	205,000	209,910	(a	)
4.38%	04/22/49	200,000	230,670	(a	)
5.00%	03/30/20	100,000	101,291	(a	)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	36,000	38,512	(a	)
American Express Co.
3.00%	10/30/24	106,000	109,462	(a	)
American International Group Inc.
4.25%	03/15/29	82,000	89,845	(a	)
4.50%	07/16/44	88,000	97,897	(a	)
6.40%	12/15/20	57,000	59,877	(a	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	23,000	24,544	(a,b	)
American Tower Corp.
3.38%	10/15/26	25,000	26,009	(a	)
3.70%	10/15/49	376,000	374,913
3.80%	08/15/29	101,000	107,753	(a	)
4.40%	02/15/26	91,000	99,725	(a	)
American Water Capital Corp.
2.95%	09/01/27	67,000	68,648	(a	)
Amgen Inc.
2.65%	05/11/22	125,000	126,569	(a	)
3.20%	11/02/27	47,000	49,105	(a	)
4.56%	06/15/48	74,000	85,412	(a	)
4.66%	06/15/51	23,000	26,789	(a	)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	132,000	141,486	(a	)
4.70%	02/01/36	39,000	44,968	(a	)
4.90%	02/01/46	89,000	106,187	(a	)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	23,000	25,361	(a	)
4.38%	04/15/38	133,000	149,557	(a	)
4.60%	04/15/48	58,000	66,733	(a	)
4.75%	04/15/58	43,000	50,344	(a	)

		Principal Amount	Fair Value
5.55%	01/23/49	$141,000	$184,379	(a	)
Anthem Inc.
3.30%	01/15/23	67,000	69,160	(a	)
Apache Corp.
4.38%	10/15/28	24,000	24,676	(a	)
5.10%	09/01/40	50,000	50,092	(a	)
Apple Inc.
2.20%	09/11/29	186,000	182,996
2.85%	05/11/24	68,000	70,531	(a	)
2.95%	09/11/49	60,000	58,871
3.35%	02/09/27	35,000	37,446	(a	)
3.45%	02/09/45	129,000	136,883	(a	)
3.85%	08/04/46	142,000	160,250	(a	)
Applied Materials Inc.
4.35%	04/01/47	53,000	64,636	(a	)
Aptiv PLC
4.40%	10/01/46	69,000	68,881	(a	)
ArcelorMittal
3.60%	07/16/24	121,000	122,323
4.25%	07/16/29	50,000	50,846
6.75%	03/01/41	22,000	25,954	(a	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	48,000	48,517	(a	)
Ascension Health
4.85%	11/15/53	84,000	113,681	(a	)
AstraZeneca PLC
3.50%	08/17/23	53,000	55,409	(a	)
4.00%	01/17/29	34,000	37,840	(a	)
4.38%	08/17/48	19,000	22,544	(a	)
AT&T Inc.
4.35%	03/01/29	175,000	193,524	(a	)
4.45%	04/01/24	52,000	56,274	(a	)
4.50%	05/15/35	96,000	105,176	(a	)
4.55%	03/09/49	49,000	52,956	(a	)
4.75%	05/15/46	33,000	36,670	(a	)
4.80%	06/15/44	76,000	84,223	(a	)
4.85%	03/01/39	128,000	145,101	(a	)
5.15%	11/15/46	13,000	15,066	(a	)
5.25%	03/01/37	67,000	78,780	(a	)
5.35%	12/15/43	52,000	61,278	(a	)
5.45%	03/01/47	128,000	154,493	(a	)
Athene Holding Ltd.
4.13%	01/12/28	62,000	63,732	(a	)
Avangrid Inc.
3.15%	12/01/24	102,000	105,280	(a	)
Baidu Inc.
2.88%	07/06/22	255,000	256,533	(a	)
Bank of America Corp.
3.25%	10/21/27	3,000	3,121	(a	)
3.95%	04/21/25	73,000	77,335	(a	)
4.18%	11/25/27	137,000	147,333	(a	)
4.25%	10/22/26	133,000	143,946	(a	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	84,000	85,656	(a,b	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	42,000	43,685	(a,b	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	92,000	95,981	(a,b	)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	217,000	226,199	(a,b	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	44,000	49,201	(a,b	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	91,000	104,087	(a,b	)

Elfun Income Fund Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	$31,000	$34,477	(a,b	)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	54,000	63,584	(a,b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	85,000	101,046	(a,b	)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	150,000	158,158	(a,b	)
Barclays PLC
4.84%	05/09/28	200,000	208,604	(a	)
Barrick North America Finance LLC
5.70%	05/30/41	14,000	17,657	(a	)
BAT Capital Corp.
2.76%	08/15/22	93,000	93,813	(a	)
3.56%	08/15/27	47,000	47,326	(a	)
4.39%	08/15/37	96,000	93,030	(a	)
4.54%	08/15/47	43,000	41,254	(a	)
Bayer US Finance II LLC
3.50%	06/25/21	416,000	423,987	(a,g	)
BB&T Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	252,000	252,045	(b	)
Becton Dickinson and Co.
2.89%	06/06/22	89,000	90,352	(a	)
3.70%	06/06/27	55,000	58,225	(a	)
3.73%	12/15/24	3,000	3,174	(a	)
4.67%	06/06/47	13,000	15,405	(a	)
4.69%	12/15/44	11,000	12,797	(a	)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	36,000	37,879	(a	)
3.80%	07/15/48	39,000	42,092	(a	)
6.13%	04/01/36	23,000	31,833	(a	)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	56,000	66,384	(a	)
Berkshire Hathaway Inc.
4.50%	02/11/43	3,000	3,650	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	23,000	29,672	(a	)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	200,000	193,696	(a,b,g	)
Boardwalk Pipelines LP
4.80%	05/03/29	91,000	96,830	(a	)
Boston Scientific Corp.
4.00%	03/01/28	64,000	70,145	(a	)
4.70%	03/01/49	35,000	42,634	(a	)
BP Capital Markets America Inc.
3.02%	01/16/27	214,000	221,261	(a	)
3.22%	11/28/23	55,000	57,118	(a	)
Brighthouse Financial Inc.
3.70%	06/22/27	8,000	7,880	(a	)
4.70%	06/22/47	4,000	3,572	(a	)
Bristol-Myers Squibb Co.
3.20%	06/15/26	136,000	142,600	(a,g	)
3.40%	07/26/29	91,000	97,183	(a,g	)
4.13%	06/15/39	72,000	81,706	(a,g	)
4.25%	10/26/49	72,000	83,581	(a,g	)
Brixmor Operating Partnership LP
3.90%	03/15/27	36,000	37,665	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	16,000	15,995	(a	)
3.00%	01/15/22	67,000	67,667	(a	)
3.13%	01/15/25	16,000	15,881	(a	)
3.88%	01/15/27	31,000	31,143	(a	)
Brown-Forman Corp.
4.00%	04/15/38	15,000	17,055	(a	)
Buckeye Partners LP
5.60%	10/15/44	17,000	13,713	(a	)

		Principal Amount	Fair Value
Bunge Limited Finance Corp.
3.75%	09/25/27	$25,000	$25,719	(a	)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	85,000	99,336	(a	)
4.55%	09/01/44	124,000	148,392	(a	)
Campbell Soup Co.
3.30%	03/15/21	158,000	160,209	(a	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	77,000	81,153	(a	)
4.95%	06/01/47	16,000	18,962	(a	)
Cantor Fitzgerald LP
4.88%	05/01/24	227,000	239,499	(a,g	)
Capital One Financial Corp.
3.75%	07/28/26	124,000	128,805	(a	)
4.75%	07/15/21	181,000	188,969	(a	)
Cardinal Health Inc.
2.62%	06/15/22	45,000	45,269	(a	)
3.08%	06/15/24	26,000	26,316	(a	)
Caterpillar Inc.
2.60%	09/19/29	233,000	236,099
3.25%	09/19/49	135,000	140,665
3.80%	08/15/42	26,000	29,201	(a	)
CBS Corp.
2.90%	01/15/27	34,000	33,725	(a	)
3.70%	06/01/28	41,000	42,765	(a	)
Celgene Corp.
3.45%	11/15/27	3,000	3,182	(a	)
4.35%	11/15/47	4,000	4,679	(a	)
4.55%	02/20/48	78,000	93,856	(a	)
5.00%	08/15/45	32,000	39,998	(a	)
Cenovus Energy Inc.
4.25%	04/15/27	30,000	31,235	(a	)
5.25%	06/15/37	47,000	51,197	(a	)
5.40%	06/15/47	13,000	14,626	(a	)
CenterPoint Energy Inc.
2.50%	09/01/22	181,000	181,894	(a	)
3.60%	11/01/21	85,000	87,229	(a	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	345,000	347,957	(a	)
4.46%	07/23/22	132,000	138,950	(a	)
4.91%	07/23/25	18,000	19,757	(a	)
5.05%	03/30/29	151,000	168,749	(a	)
5.75%	04/01/48	101,000	115,133	(a	)
6.38%	10/23/35	13,000	15,811	(a	)
6.48%	10/23/45	30,000	36,496	(a	)
Chevron Corp.
3.19%	06/24/23	50,000	52,154	(a	)
Chubb INA Holdings Inc.
4.35%	11/03/45	67,000	82,195	(a	)
Cigna Corp.
3.40%	09/17/21	69,000	70,524
3.75%	07/15/23	53,000	55,465
4.13%	11/15/25	93,000	100,009
4.38%	10/15/28	34,000	37,254
4.80%	08/15/38	32,000	35,959
4.90%	12/15/48	41,000	47,058
Cigna Holding Co.
3.25%	04/15/25	55,000	56,571	(a	)
3.88%	10/15/47	50,000	49,314	(a	)
Cisco Systems Inc.
5.90%	02/15/39	49,000	69,833	(a	)
Citibank NA
2.85%	02/12/21	255,000	257,787	(a	)
Citigroup Inc.
2.70%	10/27/22	84,000	85,168	(a	)
4.40%	06/10/25	31,000	33,407	(a	)
4.45%	09/29/27	23,000	25,085	(a	)
4.65%	07/30/45 - 07/23/48	164,000	200,065	(a	)
4.75%	05/18/46	54,000	63,015	(a	)
5.50%	09/13/25	241,000	273,501

Elfun Income Fund Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	$56,000	$56,739	(a,b	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	41,000	44,710	(a,b	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	29,000	34,058	(a,b	)
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	317,000	320,050	(a,b	)
CME Group Inc.
3.75%	06/15/28	42,000	46,913	(a	)
CMS Energy Corp.
4.88%	03/01/44	154,000	186,155	(a	)
CNA Financial Corp.
3.45%	08/15/27	33,000	34,238	(a	)
3.90%	05/01/29	89,000	95,454	(a	)
CNH Industrial Capital LLC
4.38%	11/06/20	68,000	69,350	(a	)
4.88%	04/01/21	84,000	86,965	(a	)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	452,970	(a	)
Comcast Corp.
3.20%	07/15/36	85,000	86,660	(a	)
3.38%	08/15/25	4,000	4,232	(a	)
3.97%	11/01/47	220,000	242,216	(a	)
4.15%	10/15/28	170,000	190,541	(a	)
4.25%	10/15/30	75,000	85,280	(a	)
4.60%	08/15/45	53,000	63,364	(a	)
4.70%	10/15/48	44,000	53,863	(a	)
CommonSpirit Health
4.35%	11/01/42	130,000	136,815	(a	)
Conagra Brands Inc.
3.80%	10/22/21	157,000	161,961	(a	)
5.30%	11/01/38	40,000	46,350	(a	)
5.40%	11/01/48	31,000	36,680	(a	)
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.03%	10/22/20	118,000	118,024	(a,b	)
Concho Resources Inc.
3.75%	10/01/27	14,000	14,550	(a	)
4.30%	08/15/28	50,000	53,878	(a	)
4.88%	10/01/47	32,000	36,476	(a	)
ConocoPhillips Co.
4.30%	11/15/44	84,000	97,288	(a	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	83,000	84,990	(a	)
3.88%	06/15/47	48,000	52,378	(a	)
Constellation Brands Inc.
3.15%	08/01/29	194,000	198,287
3.70%	12/06/26	73,000	77,338	(a	)
4.50%	05/09/47	68,000	76,760	(a	)
Continental Resources Inc.
4.50%	04/15/23	304,000	315,713	(a	)
Corning Inc.
4.38%	11/15/57	46,000	47,462	(a	)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	250,000	252,327	(a	)
Crown Castle International Corp.
5.20%	02/15/49	61,000	75,972	(a	)
CSX Corp.
4.50%	03/15/49 - 08/01/54	143,000	164,977	(a	)
CubeSmart LP
4.38%	02/15/29	97,000	106,404	(a	)
CVS Health Corp.
2.63%	08/15/24	145,000	145,626
3.00%	08/15/26	155,000	155,880
3.25%	08/15/29	75,000	75,356
3.35%	03/09/21	59,000	59,956	(a	)
3.70%	03/09/23	249,000	259,281	(a	)
3.88%	07/20/25	34,000	35,975	(a	)

		Principal Amount	Fair Value
4.10%	03/25/25	$90,000	$96,133	(a	)
4.30%	03/25/28	26,000	28,099	(a	)
4.78%	03/25/38	89,000	98,046	(a	)
5.00%	12/01/24	75,000	82,694	(a	)
5.05%	03/25/48	84,000	95,537	(a	)
5.13%	07/20/45	20,000	22,691	(a	)
Dell International LLC/EMC Corp.
4.00%	07/15/24	109,000	114,043	(a,g	)
4.42%	06/15/21	132,000	136,162	(a,g	)
5.30%	10/01/29	86,000	93,767	(a,g	)
5.45%	06/15/23	50,000	54,421	(a,g	)
6.02%	06/15/26	24,000	27,005	(a,g	)
8.10%	07/15/36	11,000	14,020	(a,g	)
8.35%	07/15/46	17,000	22,443	(a,g	)
Deutsche Bank AG
2.70%	07/13/20	117,000	116,789	(a	)
3.30%	11/16/22	205,000	203,733	(a	)
Devon Energy Corp.
5.00%	06/15/45	34,000	39,390	(a	)
Diamondback Energy Inc.
4.75%	11/01/24	190,000	194,754	(a	)
Digital Realty Trust LP
3.60%	07/01/29	149,000	154,836	(a	)
Discover Bank
3.10%	06/04/20	291,000	292,435	(a	)
Discovery Communications LLC
2.95%	03/20/23	234,000	237,833	(a	)
3.95%	03/20/28	57,000	59,400	(a	)
4.95%	05/15/42	17,000	17,820	(a	)
5.00%	09/20/37	23,000	24,675	(a	)
Dollar Tree Inc.
4.00%	05/15/25	67,000	70,961	(a	)
4.20%	05/15/28	25,000	26,879	(a	)
Dominion Energy Inc.
2.58%	07/01/20	88,000	88,200	(a	)
3.07%	08/15/24	87,000	89,153	(h	)
DPL Inc.
4.35%	04/15/29	108,000	106,368	(a,g	)
DTE Energy Co.
2.85%	10/01/26	41,000	41,752	(a	)
3.85%	12/01/23	41,000	43,166	(a	)
Duke Energy Carolinas LLC
3.95%	03/15/48	54,000	60,677	(a	)
Duke Energy Corp.
1.80%	09/01/21	114,000	113,460	(a	)
3.55%	09/15/21	68,000	69,557	(a	)
3.75%	09/01/46	16,000	16,558	(a	)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	140,000	143,779	(b	)
Duke Energy Progress LLC
4.15%	12/01/44	58,000	66,135	(a	)
Duke Realty LP
3.25%	06/30/26	44,000	45,304	(a	)
3.38%	12/15/27	37,000	38,577	(a	)
DuPont de Nemours Inc.
5.32%	11/15/38	28,000	34,233	(a	)
5.42%	11/15/48	28,000	35,452	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	123,000	125,384	(a,g	)
Eastman Chemical Co.
3.50%	12/01/21	89,000	90,972	(a	)
3.60%	08/15/22	35,000	36,155	(a	)
4.50%	01/15/21 - 12/01/28	239,000	248,485	(a	)
Eaton Corp.
3.10%	09/15/27	48,000	49,936	(a	)
Ecolab Inc.
3.25%	12/01/27	28,000	29,792	(a	)
3.95%	12/01/47	35,000	40,055	(a	)
Edison International
5.75%	06/15/27	30,000	33,684	(a	)

Elfun Income Fund Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Eli Lilly & Co.
3.70%	03/01/45	$13,000	$14,335	(a	)
3.95%	03/15/49	86,000	99,714	(a	)
Emera US Finance LP
4.75%	06/15/46	16,000	18,511	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	12,000	14,054	(a	)
Enel Finance International N.V.
3.63%	05/25/27	273,000	283,377	(a,g	)
Energy Transfer Operating LP
4.25%	03/15/23	89,000	93,038	(a	)
4.50%	04/15/24	151,000	161,041	(a	)
4.95%	06/15/28	28,000	30,783	(a	)
5.88%	01/15/24	216,000	240,196	(a	)
6.13%	12/15/45	21,000	24,673	(a	)
6.50%	02/01/42	79,000	94,907	(a	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	43,000	45,533	(a	)
Entergy Louisiana LLC
3.05%	06/01/31	65,000	67,323	(a	)
4.00%	03/15/33	34,000	38,681	(a	)
Enterprise Products Operating LLC
4.20%	01/31/50	159,000	170,737
4.25%	02/15/48	137,000	147,871	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	44,000	43,524	(a,b	)
EOG Resources Inc.
4.15%	01/15/26	7,000	7,740	(a	)
5.10%	01/15/36	34,000	41,394	(a	)
EPR Properties
4.95%	04/15/28	46,000	50,044	(a	)
EQM Midstream Partners LP
4.75%	07/15/23	14,000	14,045	(a	)
5.50%	07/15/28	14,000	13,899	(a	)
ERP Operating LP
4.50%	07/01/44	37,000	44,314	(a	)
Exelon Corp.
3.50%	06/01/22	73,000	74,900	(a	)
4.45%	04/15/46	96,000	108,665	(a	)
Express Scripts Holding Co.
3.40%	03/01/27	54,000	55,803	(a	)
FedEx Corp.
3.10%	08/05/29	243,000	241,525
4.10%	02/01/45	116,000	115,115	(a	)
Fifth Third Bancorp
3.65%	01/25/24	158,000	166,492	(a	)
FirstEnergy Corp.
3.90%	07/15/27	16,000	17,063	(a	)
FirstEnergy Transmission LLC
4.55%	04/01/49	86,000	100,711	(a,g	)
Fiserv Inc.
3.50%	07/01/29	63,000	66,239	(a	)
4.40%	07/01/49	38,000	42,615	(a	)
Florida Power & Light Co.
4.13%	02/01/42	67,000	77,718	(a	)
Ford Motor Co.
4.35%	12/08/26	54,000	54,031	(a	)
Ford Motor Credit Company LLC
3.10%	05/04/23	237,000	232,634	(a	)
3.22%	01/09/22	215,000	214,753	(a	)
3.34%	03/28/22	200,000	200,274	(a	)
8.13%	01/15/20	243,000	246,623	(a	)
General Dynamics Corp.
2.13%	08/15/26	74,000	73,811	(a	)
3.50%	05/15/25	75,000	80,235	(a	)
General Mills Inc.
3.70%	10/17/23	67,000	70,558	(a	)
4.55%	04/17/38	34,000	38,528	(a	)
4.70%	04/17/48	13,000	15,201	(a	)
General Motors Co.
5.20%	04/01/45	12,000	11,839	(a	)
5.40%	04/01/48	30,000	30,172	(a	)

		Principal Amount	Fair Value
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	$300,000	$305,385	(a	)
3.55%	04/09/21	196,000	198,918	(a	)
4.20%	11/06/21	359,000	370,230	(a	)
5.25%	03/01/26	55,000	59,368	(a	)
Georgia-Pacific LLC
3.60%	03/01/25	272,000	288,399	(a,g	)
Gilead Sciences Inc.
2.95%	03/01/27	12,000	12,378	(a	)
3.50%	02/01/25	33,000	34,878	(a	)
3.65%	03/01/26	34,000	36,415	(a	)
4.15%	03/01/47	78,000	86,734	(a	)
4.80%	04/01/44	32,000	38,307	(a	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	80,000	83,538	(a	)
3.63%	05/15/25	75,000	80,510	(a	)
GlaxoSmithKline Capital PLC
3.38%	06/01/29	105,000	112,481	(a	)
Glencore Finance Canada Ltd.
4.95%	11/15/21	69,000	72,176	(a,g	)
Glencore Funding LLC
4.88%	03/12/29	88,000	94,994	(a,g	)
Grupo Televisa SAB
5.00%	05/13/45	204,000	216,738	(a	)
Halliburton Co.
3.80%	11/15/25	50,000	52,994	(a	)
5.00%	11/15/45	45,000	50,371	(a	)
HCA Inc.
4.13%	06/15/29	48,000	50,417	(a	)
Hess Corp.
5.60%	02/15/41	19,000	21,043	(a	)
5.80%	04/01/47	12,000	13,770	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	20,000	23,357	(a	)
Highwoods Realty LP
4.13%	03/15/28	52,000	55,436	(a	)
4.20%	04/15/29	132,000	141,954	(a	)
Honeywell International Inc.
2.70%	08/15/29	198,000	204,655
HSBC Holdings PLC
4.25%	03/14/24	222,000	233,397	(a	)
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	258,000	268,583	(a,b	)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	423,000	453,494	(a,b	)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	465,000	478,299	(a,b	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	205,000	214,289	(a,b	)
Hyundai Capital America
3.10%	04/05/22	59,000	59,493	(a,g	)
Imperial Brands Finance PLC
3.13%	07/26/24	264,000	264,607	(g	)
3.50%	07/26/26	200,000	200,018	(g	)
ING Bank N.V.
2.70%	08/17/20	200,000	200,830	(a,g	)
Ingersoll-Rand Luxembourg Finance S.A.
3.50%	03/21/26	126,000	131,093	(a	)
3.55%	11/01/24	63,000	65,597	(a	)
3.80%	03/21/29	126,000	134,193	(a	)
Intel Corp.
2.60%	05/19/26	30,000	30,850	(a	)
2.88%	05/11/24	18,000	18,673	(a	)
International Business Machines Corp.
3.45%	02/19/26	254,000	269,563	(a	)
3.50%	05/15/29	205,000	220,170	(a	)
4.15%	05/15/39	150,000	171,315	(a	)
4.25%	05/15/49	150,000	173,020	(a	)

Elfun Income Fund Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
International Paper Co.
4.40%	08/15/47	$69,000	$71,891	(a	)
Interstate Power & Light Co.
3.40%	08/15/25	241,000	249,146	(a	)
Jabil Inc.
3.95%	01/12/28	63,000	63,561	(a	)
Jefferies Group LLC
5.13%	01/20/23	53,000	56,925	(a	)
John Deere Capital Corp.
2.25%	09/14/26	139,000	138,811
Johnson & Johnson
3.63%	03/03/37	46,000	51,367	(a	)
Johnson Controls International PLC
4.50%	02/15/47	26,000	28,567	(a	)
JPMorgan Chase & Co.
3.30%	04/01/26	174,000	181,985	(a	)
3.63%	12/01/27	35,000	36,832	(a	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	42,000	44,229	(a,b	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	57,000	62,510	(a,b	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	105,000	116,404	(a,b	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	158,000	170,752	(a,b	)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	61,000	66,656	(a,b	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	67,000	75,290	(a,b	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	145,000	157,199	(a,b	)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.74%	12/29/49	94,000	94,281	(a,b	)
Keurig Dr Pepper Inc.
4.06%	05/25/23	82,000	86,726	(a	)
4.50%	11/15/45	40,000	43,192	(a	)
4.60%	05/25/28	12,000	13,448	(a	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	206,000	209,238	(a	)
4.70%	11/01/42	13,000	13,756	(a	)
5.30%	09/15/20	71,000	73,052	(a	)
6.38%	03/01/41	37,000	46,147	(a	)
Kinder Morgan Inc.
4.30%	03/01/28	41,000	44,496	(a	)
5.05%	02/15/46	35,000	38,839	(a	)
5.55%	06/01/45	40,000	47,111	(a	)
Kraft Heinz Foods Co.
2.80%	07/02/20	110,000	110,224	(a	)
4.38%	06/01/46	110,000	104,345	(a	)
L3Harris Technologies Inc.
3.85%	12/15/26	71,000	76,273	(g	)
Lam Research Corp.
4.00%	03/15/29	127,000	140,153	(a	)
Las Vegas Sands Corp.
3.20%	08/08/24	106,000	108,051
3.50%	08/18/26	67,000	67,994
Lear Corp.
4.25%	05/15/29	109,000	112,198	(a	)
5.25%	05/15/49	49,000	50,243	(a	)
Liberty Property LP
4.38%	02/01/29	77,000	85,954	(a	)
Lincoln National Corp.
3.63%	12/12/26	35,000	36,824	(a	)
4.35%	03/01/48	49,000	53,279	(a	)

		Principal Amount	Fair Value
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	$203,000	$203,652	(a,b	)
Lockheed Martin Corp.
3.55%	01/15/26	36,000	38,621	(a	)
4.50%	05/15/36	85,000	101,317	(a	)
Lowe’s Companies Inc.
3.65%	04/05/29	174,000	186,003	(a	)
3.70%	04/15/46	15,000	15,100	(a	)
4.05%	05/03/47	36,000	38,330	(a	)
4.55%	04/05/49	55,000	63,433	(a	)
LYB International Finance BV
4.88%	03/15/44	20,000	21,840	(a	)
LYB International Finance II BV
3.50%	03/02/27	18,000	18,543	(a	)
Marathon Oil Corp.
2.70%	06/01/20	160,000	160,614	(a	)
3.85%	06/01/25	29,000	30,155	(a	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	55,000	58,110	(a	)
4.90%	03/15/49	109,000	136,267	(a	)
Masco Corp.
3.50%	11/15/27	16,000	16,333	(a	)
McDonald’s Corp.
3.63%	09/01/49	105,000	106,784
3.70%	01/30/26	14,000	15,023	(a	)
3.80%	04/01/28	65,000	71,161	(a	)
4.88%	12/09/45	35,000	42,296	(a	)
McKesson Corp.
3.65%	11/30/20	354,000	359,498	(a	)
Medtronic Inc.
4.63%	03/15/45	12,000	15,410	(a	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	118,000	140,530	(a	)
Merck & Company Inc.
2.75%	02/10/25	52,000	53,841	(a	)
3.40%	03/07/29	91,000	98,656	(a	)
4.00%	03/07/49	64,000	76,226	(a	)
MetLife Inc.
4.05%	03/01/45	16,000	17,836	(a	)
4.72%	12/15/44	59,000	70,701	(a	)
Micron Technology Inc.
4.19%	02/15/27	121,000	124,337
Microsoft Corp.
2.40%	08/08/26	67,000	68,254	(a	)
3.45%	08/08/36	40,000	44,086	(a	)
3.50%	02/12/35	46,000	50,815	(a	)
3.70%	08/08/46	179,000	204,941	(a	)
3.95%	08/08/56	68,000	80,446	(a	)
4.10%	02/06/37	18,000	21,385	(a	)
4.50%	02/06/57	19,000	24,689	(a	)
Mitsubishi UFJ Financial Group Inc.
2.80%	07/18/24	264,000	268,559
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%	09/11/24	220,000	231,442	(a,b	)
Molson Coors Brewing Co.
2.10%	07/15/21	142,000	141,611	(a	)
4.20%	07/15/46	32,000	32,313	(a	)
Morgan Stanley
2.75%	05/19/22	189,000	191,795	(a	)
3.70%	10/23/24	28,000	29,630	(a	)
3.95%	04/23/27	128,000	135,328	(a	)
4.10%	05/22/23	106,000	111,749	(a	)
4.35%	09/08/26	188,000	203,606
4.38%	01/22/47	81,000	95,099	(a	)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	301,000	304,510	(b	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	58,000	63,471	(a,b	)

Elfun Income Fund Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	$79,000	$88,742	(a,b	)
MPLX LP
3.38%	03/15/23	34,000	34,956	(a	)
4.50%	04/15/38	44,000	45,621	(a	)
5.20%	12/01/47	33,000	36,015	(g	)
5.25%	01/15/25	598,000	630,477	(g	)
6.25%	10/15/22	170,000	172,924	(g	)
MPLX LP 1.10% + 3 month USD LIBOR
3.20%	09/09/22	180,000	180,698	(b	)
Mylan Inc.
5.20%	04/15/48	44,000	46,722	(a	)
Mylan N.V.
3.15%	06/15/21	61,000	61,718	(a	)
3.95%	06/15/26	15,000	15,500	(a	)
National Australia Bank Ltd. (3.93% fixed rate until 08/02/29; 1.88% + 5 year CMT Rate thereafter)
3.93%	08/02/34	264,000	271,038	(b,g	)
National Retail Properties Inc.
4.00%	11/15/25	65,000	69,635	(a	)
Newfield Exploration Co.
5.63%	07/01/24	469,000	517,499
Newmont Goldcorp Corp.
2.80%	10/01/29	103,000	101,980
4.88%	03/15/42	62,000	72,887	(a	)
Nexen Inc.
6.40%	05/15/37	59,000	83,679	(a	)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	126,000	130,746	(a	)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	86,000	93,356	(a,b	)
Noble Energy Inc.
3.85%	01/15/28	169,000	175,312	(a	)
3.90%	11/15/24	36,000	37,715	(a	)
4.20%	10/15/49	188,000	186,233	(c	)
5.05%	11/15/44	16,000	17,408	(a	)
Nordstrom Inc.
5.00%	01/15/44	4,000	3,723	(a	)
Norfolk Southern Corp.
3.95%	10/01/42	61,000	66,313	(a	)
Northrop Grumman Corp.
2.55%	10/15/22	32,000	32,417	(a	)
3.85%	04/15/45	14,000	15,310	(a	)
4.03%	10/15/47	12,000	13,592	(a	)
Novartis Capital Corp.
3.00%	11/20/25	8,000	8,422	(a	)
Nucor Corp.
3.95%	05/01/28	71,000	77,517	(a	)
Nutrien Ltd.
4.00%	12/15/26	32,000	34,224	(a	)
4.90%	06/01/43	60,000	66,692	(a	)
NXP BV/NXP Funding LLC
4.13%	06/01/21	502,000	514,751	(a,g	)
Occidental Petroleum Corp.
2.70%	08/15/22	115,000	116,055
2.90%	08/15/24	57,000	57,390
3.50%	08/15/29	105,000	106,443
4.10%	02/15/47	18,000	17,573	(a	)
4.85%	03/15/21	10,000	10,339
6.20%	03/15/40	34,000	41,285
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	79,000	81,876	(a	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	18,000	20,138	(a	)
Oracle Corp.
2.40%	09/15/23	34,000	34,424	(a	)
2.65%	07/15/26	91,000	92,793	(a	)
3.80%	11/15/37	22,000	24,134	(a	)
4.00%	07/15/46 - 11/15/47	125,000	139,821	(a	)
4.13%	05/15/45	30,000	33,853	(a	)

		Principal Amount	Fair Value
Oshkosh Corp.
5.38%	03/01/25	$54,000	$56,092	(a	)
Owens Corning
4.40%	01/30/48	36,000	33,159	(a	)
PacifiCorp
6.25%	10/15/37	4,000	5,640	(a	)
Packaging Corporation of America
3.40%	12/15/27	18,000	18,679	(a	)
Parker-Hannifin Corp.
3.25%	06/14/29	82,000	85,450	(a	)
PayPal Holdings Inc.
2.65%	10/01/26	125,000	125,948
2.85%	10/01/29	60,000	60,448
PepsiCo Inc.
2.63%	07/29/29	121,000	124,083
3.38%	07/29/49	33,000	35,158
3.45%	10/06/46	33,000	35,461	(a	)
Perrigo Finance Unlimited Co.
3.50%	03/15/21	227,000	228,196	(a	)
3.90%	12/15/24	223,000	227,696	(a	)
Petroleos Mexicanos
5.35%	02/12/28	48,000	45,991	(a	)
5.63%	01/23/46	61,000	52,086	(a	)
6.35%	02/12/48	60,000	55,117	(a	)
6.38%	01/23/45	79,000	73,214	(a	)
6.49%	01/23/27	55,000	57,374	(g	)
6.50%	03/13/27	110,000	114,434	(a	)
Pfizer Inc.
3.45%	03/15/29	39,000	42,255	(a	)
3.60%	09/15/28	93,000	101,672	(a	)
3.90%	03/15/39	51,000	57,691	(a	)
4.13%	12/15/46	42,000	48,969	(a	)
4.40%	05/15/44	19,000	22,770	(a	)
Philip Morris International Inc.
3.38%	08/15/29	221,000	231,672	(a	)
4.13%	03/04/43	79,000	84,467	(a	)
Phillips 66
3.90%	03/15/28	68,000	73,301	(a	)
Phillips 66 Partners LP
3.75%	03/01/28	26,000	27,034	(a	)
4.68%	02/15/45	48,000	51,537	(a	)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	233,000	228,326
3.65%	06/01/22	132,000	135,345	(a	)
4.70%	06/15/44	32,000	31,182	(a	)
PPL Capital Funding Inc.
3.10%	05/15/26	81,000	82,494	(a	)
Precision Castparts Corp.
4.38%	06/15/45	60,000	71,200	(a	)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	111,000	122,783	(a,b	)
Public Service Company of Colorado
3.70%	06/15/28	86,000	94,666	(a	)
Public Service Electric & Gas Co.
2.38%	05/15/23	138,000	139,761	(a	)
QUALCOMM Inc.
2.90%	05/20/24	3,000	3,084	(a	)
3.00%	05/20/22	30,000	30,770	(a	)
3.25%	05/20/27	4,000	4,178	(a	)
4.30%	05/20/47	16,000	17,840	(a	)
Realty Income Corp.
3.00%	01/15/27	29,000	29,792	(a	)
Regions Financial Corp.
3.80%	08/14/23	95,000	100,217	(a	)
Reynolds American Inc.
4.45%	06/12/25	4,000	4,263	(a	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	37,000	42,808	(a	)
Rockwell Automation Inc.
4.20%	03/01/49	66,000	78,807	(a	)

Elfun Income Fund Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Rockwell Collins Inc.
3.50%	03/15/27	$50,000	$53,387	(a	)
Rogers Communications Inc.
5.00%	03/15/44	25,000	30,742	(a	)
Roper Technologies Inc.
2.95%	09/15/29	190,000	190,954
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%	06/25/24	201,000	211,273	(a,b	)
RPM International Inc.
3.75%	03/15/27	40,000	41,539	(a	)
Ryder System Inc.
2.50%	09/01/24	190,000	190,688
3.65%	03/18/24	89,000	93,560	(a	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	44,000	46,598	(a	)
5.00%	03/15/27	16,000	17,644	(a	)
Santander Holdings USA Inc.
3.70%	03/28/22	196,000	201,282	(a	)
4.40%	07/13/27	40,000	42,874	(a	)
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	208,444	(a,g	)
Saudi Arabian Oil Co.
3.50%	04/16/29	254,000	265,806	(a,g	)
4.38%	04/16/49	254,000	279,466	(a,g	)
Schlumberger Holdings Corp.
3.90%	05/17/28	122,000	129,255	(a,g	)
Selective Insurance Group Inc.
5.38%	03/01/49	83,000	97,420	(a	)
Sempra Energy
3.80%	02/01/38	28,000	28,801	(a	)
4.00%	02/01/48	37,000	39,143	(a	)
Shell International Finance BV
2.38%	08/21/22	119,000	120,696	(a	)
3.75%	09/12/46	29,000	32,276	(a	)
4.13%	05/11/35	37,000	42,664	(a	)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	13,000	13,258	(a	)
3.20%	09/23/26	21,000	21,666	(a	)
Simon Property Group LP
3.38%	06/15/27	55,000	58,077	(a	)
Smithfield Foods Inc.
2.70%	01/31/20	70,000	69,928	(a,g	)
Southern California Edison Co.
2.40%	02/01/22	106,000	106,305	(a	)
2.90%	03/01/21	146,000	147,450	(a	)
4.00%	04/01/47	169,000	181,151
4.20%	03/01/29	126,000	140,377	(a	)
Southern Company Gas Capital Corp.
4.40%	05/30/47	13,000	14,621	(a	)
Southern Copper Corp.
5.88%	04/23/45	64,000	77,912	(a	)
Southwestern Electric Power Co.
2.75%	10/01/26	64,000	64,300	(a	)
Spectra Energy Partners LP
3.38%	10/15/26	15,000	15,534	(a	)
4.50%	03/15/45	13,000	14,109	(a	)
Spirit Realty LP
4.00%	07/15/29	106,000	110,755
Starbucks Corp.
4.00%	11/15/28	40,000	44,550	(a	)
Steel Dynamics Inc.
4.13%	09/15/25	134,000	135,359	(a	)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	159,000	161,204	(a	)
Suncor Energy Inc.
4.00%	11/15/47	15,000	16,043	(a	)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	62,000	65,559	(a	)
Suzano Austria GmbH
6.00%	01/15/29	244,000	264,974
Syngenta Finance N.V.

		Principal Amount	Fair Value
3.70%	04/24/20	$225,000	$225,922	(a,g	)
3.93%	04/23/21	330,000	335,950	(a,g	)
4.44%	04/24/23	200,000	208,908	(a,g	)
Sysco Corp.
3.25%	07/15/27	46,000	48,224	(a	)
Takeda Pharmaceutical Company Ltd.
4.00%	11/26/21	310,000	320,295	(a,g	)
Tampa Electric Co.
4.35%	05/15/44	121,000	140,631	(a	)
Target Corp.
2.50%	04/15/26	54,000	54,866	(a	)
3.38%	04/15/29	177,000	190,641	(a	)
Teck Resources Ltd.
5.40%	02/01/43	170,000	173,242	(a	)
Telefonica Emisiones S.A.
4.10%	03/08/27	300,000	326,700	(a	)
Texas Instruments Inc.
3.88%	03/15/39	71,000	82,045	(a	)
The Allstate Corp.
4.20%	12/15/46	36,000	41,816	(a	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	127,000	135,514	(a,b	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	71,000	72,145	(a,b	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	101,000	100,539	(a,b	)
The Boeing Co.
2.70%	02/01/27	178,000	181,423
2.95%	02/01/30	104,000	107,175
3.25%	03/01/28	14,000	14,727	(a	)
3.55%	03/01/38	12,000	12,696	(a	)
3.75%	02/01/50	50,000	54,092
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	230,000	259,884	(a,g	)
The Dow Chemical Co.
4.25%	10/01/34	66,000	69,938	(a	)
5.55%	11/30/48	48,000	58,283	(a,g	)
The George Washington University
4.13%	09/15/48	100,000	118,720	(a	)
The Goldman Sachs Group Inc.
3.50%	11/16/26	181,000	188,216	(a	)
3.85%	01/26/27	30,000	31,793	(a	)
4.25%	10/21/25	5,000	5,357	(a	)
5.15%	05/22/45	49,000	58,168	(a	)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	124,000	125,405	(a,b	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	129,000	130,734	(a,b	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	48,000	50,892	(a,b	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	56,000	60,226	(a,b	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	82,000	89,426	(a,b	)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	200,000	199,852
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.28%	02/12/47	120,000	102,035	(a,b,g	)
The Home Depot Inc.
3.50%	09/15/56	60,000	63,841	(a	)
3.90%	12/06/28 - 06/15/47	90,000	101,971	(a	)
4.50%	12/06/48	39,000	48,670	(a	)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	163,000	167,277	(a	)

Elfun Income Fund Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
The Kroger Co.
2.95%	11/01/21	$149,000	$151,305	(a	)
4.65%	01/15/48	33,000	35,063	(a	)
The Mosaic Co.
5.63%	11/15/43	14,000	15,439	(a	)
The Sherwin-Williams Co.
2.75%	06/01/22	15,000	15,206	(a	)
3.45%	06/01/27	4,000	4,179	(a	)
4.50%	06/01/47	11,000	12,333	(a	)
The Southern Co.
3.25%	07/01/26	30,000	30,920	(a	)
4.40%	07/01/46	15,000	16,676	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	100,000	103,522	(a,b	)
The Walt Disney Co.
3.38%	11/15/26	16,000	17,194	(a,g	)
4.00%	10/01/23	220,000	235,734	(a,g	)
4.75%	11/15/46	13,000	16,974	(a,g	)
6.65%	11/15/37	94,000	141,469	(a,g	)
The Williams Companies Inc.
3.75%	06/15/27	16,000	16,526	(a	)
3.90%	01/15/25	31,000	32,517	(a	)
4.85%	03/01/48	46,000	49,333	(a	)
4.90%	01/15/45	21,000	22,348	(a	)
5.40%	03/04/44	14,000	15,649	(a	)
Time Warner Cable LLC
4.50%	09/15/42	12,000	11,766	(a	)
6.55%	05/01/37	42,000	50,229	(a	)
Total Capital International S.A.
3.46%	02/19/29	174,000	188,190	(a	)
TransCanada PipeLines Ltd.
4.25%	05/15/28	124,000	137,049	(a	)
4.88%	01/15/26	20,000	22,434	(a	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	55,000	58,433	(a	)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	18,000	21,654	(a	)
Tyco Electronics Group S.A.
3.13%	08/15/27	52,000	53,334	(a	)
Tyson Foods Inc.
4.00%	03/01/26	175,000	189,460	(a	)
4.55%	06/02/47	16,000	17,951	(a	)
U.S. Bancorp
3.15%	04/27/27	89,000	94,263	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	166,000	170,057	(a,b	)
UBS Group AG (3.13% fixed rate until 08/13/2029; 1.47% + 3 month USD LIBOR thereafter)
3.13%	08/13/30	259,000	261,562	(b,g	)
UBS Group Funding Switzerland AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%	08/15/23	284,000	287,050	(a,b,g	)
UDR Inc.
3.00%	08/15/31	75,000	75,197
Union Pacific Corp.
3.50%	06/08/23	87,000	91,025	(a	)
3.60%	09/15/37	18,000	18,994	(a	)
3.70%	03/01/29	174,000	189,521	(a	)
4.10%	09/15/67	37,000	39,119	(a	)
4.30%	03/01/49	51,000	59,272	(a	)
United Technologies Corp.
3.13%	05/04/27	142,000	149,107	(a	)
3.65%	08/16/23	93,000	98,401	(a	)
3.95%	08/16/25	34,000	37,229	(a	)
4.13%	11/16/28	10,000	11,312	(a	)
4.15%	05/15/45	56,000	64,383	(a	)
4.45%	11/16/38	45,000	53,703	(a	)
4.50%	06/01/42	39,000	46,689	(a	)
UnitedHealth Group Inc.
4.45%	12/15/48	185,000	219,238	(a	)

		Principal Amount	Fair Value
4.75%	07/15/45	$29,000	$35,269	(a	)
Unum Group
4.50%	12/15/49	90,000	87,201
Vale Overseas Ltd.
4.38%	01/11/22	64,000	66,095	(a	)
6.25%	08/10/26	67,000	77,440	(a	)
Vale S.A.
5.63%	09/11/42	29,000	32,625	(a	)
Valero Energy Corp.
4.00%	04/01/29	211,000	224,472	(a	)
Valero Energy Partners LP
4.38%	12/15/26	100,000	108,832	(a	)
Ventas Realty LP
3.25%	10/15/26	67,000	68,608	(a	)
Verizon Communications Inc.
3.38%	02/15/25	22,000	23,211	(a	)
3.88%	02/08/29	30,000	32,944	(a	)
4.33%	09/21/28	67,000	75,919	(a	)
4.40%	11/01/34	148,000	168,949	(a	)
4.52%	09/15/48	54,000	63,542	(a	)
4.67%	03/15/55	52,000	62,323	(a	)
4.86%	08/21/46	212,000	258,670	(a	)
5.01%	04/15/49	31,000	38,865	(a	)
5.25%	03/16/37	42,000	52,198	(a	)
Viacom Inc.
3.45%	10/04/26	47,000	47,986	(a	)
4.38%	03/15/43	48,000	49,550	(a	)
5.25%	04/01/44	12,000	13,686	(a	)
Virginia Electric & Power Co.
4.00%	11/15/46	104,000	116,093	(a	)
Visa Inc.
3.15%	12/14/25	16,000	17,055	(a	)
4.30%	12/14/45	44,000	54,483	(a	)
Vistra Operations Company LLC
3.55%	07/15/24	235,000	238,180	(a,g	)
Vodafone Group PLC
4.38%	05/30/28	53,000	58,561	(a	)
5.25%	05/30/48	37,000	42,823	(a	)
Volkswagen Group of America Finance LLC
4.00%	11/12/21	400,000	413,440	(a,g	)
Vornado Realty LP
3.50%	01/15/25	35,000	36,060	(a	)
Vulcan Materials Co.
3.90%	04/01/27	18,000	18,861	(a	)
Walgreen Co.
4.40%	09/15/42	34,000	34,040	(a	)
Walmart Inc.
3.63%	12/15/47	43,000	48,119	(a	)
3.70%	06/26/28	80,000	88,737	(a	)
3.95%	06/28/38	34,000	39,750	(a	)
4.05%	06/29/48	56,000	67,277	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	58,000	61,702	(a	)
Wells Fargo & Co.
3.90%	05/01/45	6,000	6,754	(a	)
4.15%	01/24/29	160,000	177,477	(a	)
4.75%	12/07/46	162,000	190,891	(a	)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	174,000	179,721	(a,b	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	88,000	96,915	(a,b	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	75,000	79,920	(a,b	)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
5.89%	03/29/49	102,000	103,167	(a,b	)
Western Midstream Operating LP
4.00%	07/01/22	162,000	163,920	(a	)
5.38%	06/01/21	166,000	171,104	(a	)

Elfun Income Fund Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + USD 5 year Mid-Market Swap Rate thereafter)
4.11%	07/24/34	$106,000	$110,626	(b	)
Willis North America Inc.
3.60%	05/15/24	62,000	64,571	(a	)
WPP Finance 2010
3.75%	09/19/24	40,000	41,530	(a	)
WRKCo Inc.
3.00%	09/15/24	48,000	48,912	(a	)
Xilinx Inc.
2.95%	06/01/24	37,000	38,009	(a	)
Zoetis Inc.
3.00%	09/12/27	17,000	17,440	(a	)
3.90%	08/20/28	53,000	58,286	(a	)
			70,293,557
Non-Agency Collateralized Mortgage Obligations – 3.0%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07%	07/15/49	290,000	318,122	(a,b	)
BANK 2018-BNK11
4.50%	03/15/61	139,000	155,081	(a,b	)
BANK 2019-BNK17
4.67%	04/15/52	122,000	134,274	(a,b	)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
2.78%	11/15/35	445,253	445,257	(a,b,g	)
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	839,000	865,643
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	399,397	414,694	(a	)
Citigroup Commercial Mortgage Trust 2016-P6
4.03%	12/10/49	336,823	367,754	(a,b	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	250,000	282,207	(a,b	)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	183,480	(a,b,g	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	260,003	(a,b	)
GS Mortgage Securities Trust 2012-GCJ9
2.11%	11/10/45	709,990	35,778	(a,b,d	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	333,000	344,121	(a	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	767,075	824,063	(a	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	291,000	321,023	(a,b	)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
2.74%	10/25/34	48,087	47,535	(a,b	)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.66%	12/15/47	708,726	27,448	(a,b,d	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18%	07/15/45	125,000	132,279	(a,b	)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.82%	11/15/48	250,000	267,243	(a,b	)
LB-UBS Commercial Mortgage Trust 2004-C8
0.31%	12/15/39	65,136	3	(a,b,d,g	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	1,569	41	(a,d	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.04%	03/15/48	3,548,270	133,865	(a,b,d	)
Morgan Stanley Capital I Trust 2006-IQ11
6.39%	10/15/42	250,000	252,278	(a,b	)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	213,000	243,836	(a,b	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.36%	02/15/48	2,855,089	143,756	(a,b,d	)
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	175,000	188,402	(a	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	251,055	(a	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	573,687	(a,b	)
			7,212,928

		Principal Amount	Fair Value
Sovereign Bonds – 1.0%
Government of Chile
3.86%	06/21/47	$200,000	$230,372	(a	)
Government of Colombia
5.00%	06/15/45	200,000	234,056	(a	)
Government of Mexico
4.00%	10/02/23	86,000	90,787
4.75%	03/08/44	200,000	216,754	(a	)
Government of Panama
3.16%	01/23/30	200,000	206,540
3.87%	07/23/60	200,000	216,448
Government of Peru
5.63%	11/18/50	105,000	153,955	(a	)
Government of Philippines
3.95%	01/20/40	200,000	236,188	(a	)
Government of Qatar
3.38%	03/14/24	200,000	209,324	(a,g	)
4.82%	03/14/49	258,000	319,809	(a,g	)
Government of Uruguay
5.10%	06/18/50	105,744	125,909
			2,240,142
Municipal Bonds and Notes – 0.5%
American Municipal Power Inc.
6.27%	02/15/50	135,000	186,061	(a	)
Commonwealth of Massachusetts
2.90%	09/01/49	75,000	73,088
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	165,427	(a	)
Port Authority of New York & New Jersey
4.46%	10/01/62	220,000	279,715	(a	)
State of California
4.60%	04/01/38	200,000	222,848	(a	)
State of Illinois
5.10%	06/01/33	95,000	102,898	(a	)
The University of Texas System
3.35%	08/15/47	115,000	124,952	(a	)
			1,154,989
Total Bonds and Notes (Cost $221,549,982)			230,494,367

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $186,475)		7,459	197,067	(a,b	)
Total Investments in Securities (Cost $221,736,457)			230,691,434
Short-Term Investments – 24.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $57,674,068)		57,674,068	57,674,068	(a,e,i	)
Total Investments (Cost $279,410,525)			288,365,502
Liabilities in Excess of Other Assets, net – (21.1)%			(50,156,102)

NET ASSETS – 100.0%			$238,209,400

Elfun Income Fund Schedule of Investments	September 30, 2019 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation/ Depreciation
Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$2,853	1.00%/ Quarterly	06/20/24	$(60,112)	$(49,682)	$(10,430)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$8,038	5.00%/ Quarterly	06/20/24	$567,141	$482,365	$84,776
							$74,346

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$10,655	Pays/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(319,849)	$—	$(319,849)
CME Group, Inc.	10,657	Pays/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(320,932)	—	(320,932)
								$(640,781)

The Fund had the following long futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	December 2019	6	$1,165,068	$1,151,437	$(13,631)
2 Yr. U.S. Treasury Notes Futures	December 2019	174	37,604,576	37,497,000	(107,576)
5 Yr. U.S. Treasury Notes Futures	December 2019	50	5,995,018	5,957,422	(37,596)
10 Yr. U.S. Treasury Notes Futures	December 2019	10	1,308,298	1,303,125	(5,173)
					$(163,976)

The Fund had the following short futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
U.S. Long Bond Futures	December 2019	16	$(2,628,970)	$(2,597,000)	$31,970
10 Yr. U.S. Treasury Ultra Futures	December 2019	64	(9,203,929)	(9,114,000)	89,929
					$121,899

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Coupon amount represents effective yield.

Elfun Income Fund Schedule of Investments	September 30, 2019 (Unaudited)

(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to $12,777,583 or 5.36% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(h)	Step coupon bond.
(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2019.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities
	U.S. Treasuries	$—	$53,706,399	$—	$53,706,399
	Agency Mortgage Backed	—	85,705,639	—	85,705,639
	Agency Collateralized Mortgage Obligations	—	2,472,528	—	2,472,528
	Asset Backed	—	7,708,185	—	7,708,185
	Corporate Notes	—	70,293,557	—	70,293,557
	Non-Agency Collateralized Mortgage Obligations	—	7,212,928	—	7,212,928
	Sovereign Bonds	—	2,240,142	—	2,240,142
	Municipal Bonds and Notes	—	1,154,989	—	1,154,989
	Preferred Stock	197,067	—	—	197,067
	Short-Term Investments	57,674,068	—	—	57,674,068

	Total Investments in Securities	$57,871,135	$230,494,367	$—	$288,365,502

	Other Financial Instruments
	Interest Rate Swap Contracts - Unrealized Depreciation	$—	$(640,781)	$—	$(640,781)
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$84,776	$—	$84,776
	Credit Default Swap Contracts - Unrealized Depreciation	$—	$(10,430)	$—	$(10,430)
	Long Futures Contracts - Unrealized Depreciation	(163,976)	—	—	(163,976)
	Short Futures Contracts - Unrealized Appreciation	121,899	—	—	121,899

	Total Other Financial Instruments	$(42,077)	$(566,435)	$—	$(608,512)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	41,181,071	$41,181,071	$110,181,503	$93,688,506	—	—	57,674,068	$57,674,068	$900,025

Elfun Funds Notes to Financial Statements – September 30, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Boards.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended September 30, 2019, the Fund entered into futures contracts to manage interest rate risk.

Options on Futures Contracts

The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended September 30, 2019, the Fund purchased and wrote options in order to manage interest rate risk.

Credit Default Swaps

During the period ended September 30, 2019, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended September 30, 2019, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Delayed Delivery and When-Issued Securities

During the period ended September 30, 2019, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Income Taxes

At September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfund Income Fund	$280,129,855	$9,339,435	$1,712,300	$7,627,135